Expense Example, No Redemption (Vanguard Morgan Growth Fund, USD $)	12 Months Ended
Sep. 30, 2011
Vanguard Morgan Growth Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 43
3 YEAR	135
5 YEAR	235
10 YEAR	530
Vanguard Morgan Growth Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	29
3 YEAR	90
5 YEAR	157
10 YEAR	$ 356